Equity (Tables)	6 Months Ended
Jun. 30, 2024
Equity [abstract]
Schedule of other comprehensive income components	Breakdown of other comprehensive income - Items not reclassified to profit or loss and Items that may be reclassified to profit or loss

	EUR million
	30-06-2024	31-12-2023
Other comprehensive income accumulated	(36,963)	(35,020)
Items not reclassified to profit or loss	(5,118)	(5,212)
Actuarial gains or losses on defined benefit pension plans	(4,234)	(4,324)
Non-current assets held for sale	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(3)	1
Other valuation adjustments	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(705)	(776)
Inefficacy of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	268	264
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	(268)	(264)
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	(176)	(113)
Items that may be reclassified to profit or loss	(31,845)	(29,808)
Hedge of net investments in foreign operations (effective portion)	(8,583)	(8,684)
Exchange differences	(21,187)	(19,510)
Hedging derivatives (effective portion)	(966)	(740)
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	(733)	(555)
Hedging instruments (items not designated)	—	—
Non-current assets held for sale	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(376)	(319)

Schedule of changes in fair value of equity instruments that will not be reclassified
Below is a breakdown of the composition of the balance as of 30 June 2024 and 31 December 2023 under 'Other comprehensive income - Items not reclassified to profit or loss - Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income' depending on the geographical origin of the issuer:

	EUR million
	30-06-2024				31-12-2023
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Equity instruments
Domestic
Spain	33	(1,325)	(1,292)	106	32	(1,173)	(1,141)	252
International
Rest of Europe	123	(71)	52	284	117	(71)	46	267
United States	17	—	17	19	16	—	16	19
Latin America and rest	519	(1)	518	1,433	370	(67)	303	1,223
	692	(1,397)	(705)	1,842	535	(1,311)	(776)	1,761
Of which:
Listed	472	(49)	423	1,462	316	(118)	198	1,225
Unlisted	220	(1,348)	(1,128)	380	219	(1,193)	(974)	536

Schedule of other comprehensive income, that may be reclassified to profit or loss, by type of instrument and geographical origin of the issuer
Below is a breakdown of the composition of the balance as of 30 June 2024 and 31 December 2023 under Other comprehensive income - Items that may be reclassified to profit or loss - Changes in the fair value of debt instruments measured at fair value through other comprehensive income depending on the type of instrument and the geographical origin of the issuer:

	EUR million
	30-06-2024				31-12-2023
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Debt instruments
Issued by public Public-sector
Spain	102	(1)	101	10,136	17	0	17	9,867
Rest of Europe	257	(82)	175	14,850	333	(96)	237	18,258
Latin America and rest of the world	69	(873)	(804)	37,838	194	(820)	(626)	38,169
Issued by Private-sector
Spain	73	(13)	60	6,366	98	(9)	89	5,129
Rest of Europe	21	(30)	(9)	5,776	19	(30)	(11)	5,018
Latin America and rest of the world	12	(268)	(256)	5,462	6	(267)	(261)	5,106
	534	(1,267)	(733)	80,428	667	(1,222)	(555)	81,547